Detail of Certain Balance Sheet Accounts - Current Receivables (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Current receivables
Accounts receivable	$ 11,299	$ 12,930
Other	1,835	2,894
Allowance for doubtful accounts	(426)	(343)
Current receivables, Net	$ 12,708	$ 15,481